S000008981 [Member] Expense Example - S000008981 [Member] - C000024403 [Member]	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,169